Schedule of Investments
May 31, 2022 (unaudited)
Archer Stock Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 91.35%

Air Courier Services - 2.13%
FedEx Corp.	2,235	501,936

Aircraft Engines & Engine Parts - 1.55%
Honeywell International, Inc.	1,890	365,942

Beverages - 1.89%
Coca-Cola Co.	7,000	443,660

Electric Services - 3.31%
NextEra Energy, Inc.	10,260	776,579

Electronic Computers - 3.23%
Apple, Inc.	5,100	759,084

Fire, Marine & Casualty Insurance - 2.69%
Berkshire Hathaway, Inc. Class B (2)	2,000	631,960

Hospital & Medical Service Plans - 4.73%
Centene Corp. (2)	8,200	667,808
UnitedHealth Group, Inc.	890	442,134

		1,109,942

Industrial Inorganic Chemicals - 2.35%
Linde PLC (United Kingdom)	1,700	551,956

Industrial Instruments For Measurement, Display & Control - 2.03%
MKS Instruments, Inc.	3,850	475,475

Measuring & Controlling Devices - 3.14%
Thermo Fisher Scientific, Inc.	1,300	737,841

Motors & Generators - 0.53%
Generac Holdings Inc. (2)	500	123,540

National Commercial Banks - 3.76%
Bank of America Corp.	12,000	446,400
JPMorgan Chase & Co.	3,300	436,359

		882,759

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.77%
Intuitive Surgical, Inc. (2)	1,825	415,443

Personal Credit Institutions - 2.10%
Discover Financial Services	4,350	493,682

Petroleum Refining- 3.08%
Exxon Mobil Corp.	7,525	722,400

Pharmaceutical Preparations - 6.44%
Eli Lily & Co.	1,480	463,891
Johnson & Johnson	3,065	550,259
Merck & Co., Inc.	5,400	496,962

		1,511,112

Railroads, Line-Haul Operating - 1.97%
Union Pacific Corp.	2,100	461,538

Retail - Building Materials, Hardware, Garden Supply - 1.32%
Tractor Supply Co.	1,650	309,144

Retail - Catalog & Mail-Order Houses - 1.76%
Amazon.com, Inc. (2)	172	413,521

Retail-Drug Stores & Proprietary Stores - 5.09%
CVS Health Corp.	6,700	648,225
Walgreens Boots Aliance, Inc.	12,500	547,875

		1,196,100

Retail - Eating Places - 1.45%
Chipotle Mexican Grill, Inc. (2)	242	339,417

Retail - Lumber & Other Building Materials Dealers - 1.90%
Home Depot, Inc.	1,470	445,043

Retail-Retail Stores, Nec - 2.25%
Leslie's, Inc. (2)
Ulta Beauty, Inc. (2)	1,250	528,875

		528,875

Semiconductors & Related Devices - 5.96%
NVIDIA Corp. (2)	3,000	560,160
Skyworks Solutions, Inc.	4,000	435,480
Advanced Micro Devices, Inc. (2)	3,963	403,671

		1,399,311

Services - Business Services - 1.90%
PayPal Holdings, Inc. (2)
Visa, Inc. Class A	2,100	445,557

		445,557

Services - Computer Programming, Data Processing, Etc. - 5.36%
Alphabet, Inc. Class A (2)	359	816,811
Meta Platforms, Inc. Class A (2)	2,275	440,531

		1,257,342

Services - Equipment Rental & Leasing - 2.38%
United Rentals, Inc. (2)	1,870	557,597

Services - Medical Laboratories - 2.33%
Laboratory Corp. of America Holdings	2,220	547,719

Services - Miscellaneous Health & Allied Services - 2.10%
ICON PLC (Ireland) (2)	2,200	492,338

Services - Prepackaged Software - 5.65%
Adobe, Inc. (2)	1,140	474,787
Cloudflare, Inc. Class A (2)	3,400	190,400
Microsoft Corp.	2,430	660,644
Salesforce.com, Inc. (2)

		1,325,831

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.42%
Procter & Gamble Co.	2,260	334,209

State Commercial Banks - 0.45%
Silvergate Capital Corp. Class A (2)	1,350	105,975

Surgical & Medical Instruments & Apparatus - 1.90%
Stryker Corp.	1,900	445,550

Television Broadcasting Stations - 1.43%
Liberty Media Corp. - Liberty Braves Group Series C (2)	13,700	336,335

Total Common Stock	(Cost $ 12,798,189)	21,444,713

Real Estate Investment Trusts - 2.01%

American Tower Corp.	1,840	471,279

Total Registered Investment Companies	(Cost $ 300,523)	471,279

Money Market Registered Investment Companies - 6.13%

Federated Treasury Obligation Fund - Institutional Shares - .66% (3)	1,438,608	1,438,608

Total Money Market Registered Investment Companies	(Cost $ 1,438,608)	1,438,608

Total Investments - 99.48%	(Cost $ 14,537,319)	23,354,600

Other Assets less Liabilities - .52%		121,610

Total Net Assets - 100.00%		23,476,210

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$23,354,600	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$23,354,600	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2022